DESCRIPTION OF BUSINESS (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION [Abstract]
Unaudited Interim Financial Statements
Unaudited Interim Financial Statements

The financial information presented in the accompanying unaudited interim consolidated financial statements as of March 31, 2015 and for the three months ended March 31, 2015 and 2014 has been prepared in accordance with accounting principles generally accepted in the United States (or U.S. GAAP) and with the Securities and Exchange Commission’s (or SEC) instructions for interim financial reporting instructions for the Form 10-Q (or Form 10-Q) and Article 10 of Regulation S-X of the SEC. Accordingly, they do not include all the information and footnotes required by U.S. GAAP for complete audited financial statements.

In the opinion of management, all adjustments, consisting of normal recurring accruals, considered necessary for a fair presentation have been included.  Due to the seasonal nature of our business, with a disproportionate amount of sales occurring in the fourth quarter and other factors, including our content release schedule, interim results are not necessarily indicative of the results that may be expected for the entire fiscal year.  The accompanying unaudited financial information should, therefore, be read in conjunction with the consolidated financial statements and the notes thereto in our Annual Report on Form 10-K filed on May 8, 2015 (or the 2014 Form 10-K).  Note 2, Summary of Significant Accounting Policies of our audited consolidated financial statements included in our 2014 Form 10-K contains a summary of our significant accounting policies.  As of March 31, 2015, no material changes to our significant accounting policies disclosed in our 2014 Form 10-K have been made.

Accounting and Reporting Pronouncements Adopted
Accounting and Reporting Pronouncements Adopted

On April 7, 2015 the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-3, Interest – Imputation of Interest (the Update).  The Update require that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts.  The amendments in this Update are effective for financial statements issued for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  We will be adopting this Update beginning January 1, 2016 by applying the new guidance on a retroactive period basis.  As of March 31, 2015 and December 31, 2014, we have unamortized debt issuance costs of $1.1 million and $1.2 million, respectively, that is currently recorded within prepaid expenses and other assets.

Recently Issued Accounting Standards

On May 28, 2014, the Financial Accounting Standards Board issued accounting standard update (or ASU) No. 2014-09, Revenue from Contracts with Customers (or ASU 2014-09), which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. The ASU will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for RLJE on January 1, 2017. Early application is not permitted. The standard permits the use of one of three transition methods. We are evaluating the effect that ASU 2014-09 will have on our consolidated financial statements and related disclosures. We are also assessing the transition methods available to implement this new accounting standard.  This update could impact the timing and amounts of revenue recognized within our consolidated financial statements.

On August 27, 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements — Going Concern (or ASU 2014-09), which is intended to define management’s responsibility to evaluate whether there is substantial doubt about an organization’s ability to continue as a going concern and to provide related footnote disclosures.  This ASU provides guidance to an organization’s management, with principles and definitions that are intended to reduce diversity in the timing and content of disclosures that are commonly provided by organizations today in the financial statement footnotes.  Under U.S. GAAP, financial statements are prepared under the presumption that the reporting organization will continue to operate as a going concern, except in limited circumstances. The going concern basis of accounting is critical to financial reporting because it establishes the fundamental basis for measuring and classifying assets and liabilities. Currently, U.S. GAAP lacks guidance about management’s responsibility to evaluate whether there is substantial doubt about the organization’s ability to continue as a going concern or to provide related footnote disclosures.  We will adopt this ASU beginning with annual period ending after December 15, 2016, and interim periods within annual periods beginning after December 15, 2016.  Upon adoption, we will begin evaluating going concern under this guidance.

Reclassifications and Adjustment
Reclassifications and Adjustment

Certain amounts reported previously in our consolidated financial statements have been reclassified or adjusted to be comparable with the classifications used for our 2015 consolidated financial statements.  We are now reporting our cost of sales in two components, which are (a) content amortization and royalties, and (b) manufacturing and fulfillment.  We are now reporting the change in the fair value of our stock warrants as a separate line item within our statement of operations. We are now reporting amortization of deferred financing costs as interest expense.  Previously, we were reporting amortization of deferred financing costs as general and administrative expenses.

Principles of Consolidation
Principles of Consolidation

The operations of ACL are entirely managed by RLJE, subject to oversight by ACL’s Board of Directors. The investment in ACL is accounted for using the equity method of accounting given the voting control of the Board of Directors by the minority shareholder. We have included our share of ACL’s operating results, using the equity method of accounting, in our consolidated financial statements.

Our consolidated financial statements include the accounts of all majority-owned subsidiary companies, except for ACL. Investment in ACL is carried as a separate asset on the Consolidated Balance Sheet at cost adjusted for our share of the equity in undistributed earnings. Except for dividends and changes in ownership interest, changes in equity in undistributed earnings of ACL are separately reported in the Consolidated Statements of Operations. All intercompany transactions and balances have been eliminated.